UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Report for the Calendar Year or Quater Ended: March 31, 1999

Institutional Investment Manager Filing this Report

name:  Cobblestone Capital Advisors, LLC
Address: 140 Allens Creek Road
         Rochester, NY  14618

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing on behalf if Reporting Manager:
Name:  Thomas M. Bartlett
Title:  Partner
Phone:  716-473-3333
Signature, Place, and Date of Signing:

Thomas M. Bartlett   Rochester, New York    May 11, 1999

Report Type:
 x   13F HOLDINGS REPORT

I am signing this report as required by the Securities Exchange
Act of 1934.
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Report Summary:

Number of other Included Managers:      0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value (x$1000) Total: $278,419
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